Loans and Related Allowance for Loan Losses (Loan Portfolio Summarized by the Past Due Status) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	$ 905	$ 1,555
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	1,503	3,230
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	5,021	5,343
Financing Receivable, Recorded Investment, Past Due, Total	7,429	10,128
Financing Receivable, Recorded Investment, Current	287,472	267,670
Total loans	294,901	277,798	277,500
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	400	312
Commercial, Financial and Agricultural [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	2	19
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	12
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due		10
Financing Receivable, Recorded Investment, Past Due, Total	14	29
Financing Receivable, Recorded Investment, Current	23,724	26,252
Total loans	23,738	26,281	19,296
Real Estate - Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	388	35
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	61	1,092
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	1,717	947
Financing Receivable, Recorded Investment, Past Due, Total	2,166	2,074
Financing Receivable, Recorded Investment, Current	87,834	72,397
Total loans	90,000	74,471	69,187
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing		61
Real Estate - Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due		239
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	104	7
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	336	1,801
Financing Receivable, Recorded Investment, Past Due, Total	440	2,047
Financing Receivable, Recorded Investment, Current	20,273	17,634
Total loans	20,713	19,681	18,092
Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	498	1,239
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	1,326	2,130
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	2,968	2,585
Financing Receivable, Recorded Investment, Past Due, Total	4,792	5,954
Financing Receivable, Recorded Investment, Current	135,884	134,505
Total loans	140,676	140,459	153,122
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	400	251
Obligations of State and Political Subdivisions [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Current	15,730	12,702
Total loans	15,730	12,702	12,769
Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	17	23
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due		1
Financing Receivable, Recorded Investment, Past Due, Total	17	24
Financing Receivable, Recorded Investment, Current	4,027	4,180
Total loans	$ 4,044	$ 4,204	$ 5,034